Document and Entity Information	Mar. 15, 2021
Cover [Abstract]
Entity Registrant Name	TRIMAS CORP
Amendment Flag	false
Entity Central Index Key	0000842633
Document Type	8-K
Document Period End Date	Mar. 15, 2021
Entity Incorporation State Country Code	DE
Entity File Number	001-10716
Entity Tax Identification Number	38-2687639
Entity Address, Address Line One	38505 Woodward Avenue
Entity Address, Address Line Two	Suite 200
Entity Address, City or Town	Bloomfield Hills
Entity Address, State or Province	MI
Entity Address, Postal Zip Code	48304
City Area Code	(248)
Local Phone Number	631-5400
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common stock, $0.01 par value
Trading Symbol	TRS
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false